Stock-Based Compensation (Details 1) - ESOP Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	59,900
Options outstanding weighted average exercise price, beginning | $ / shares
Aggregate intrinsic value, beginning | $
Options granted | shares
Options granted weighted average exercise price | $ / shares
Options exercised | shares
Options exercised weighted average exercise price | $ / shares
Aggregate intrinsic value, exercised | $
Options cancelled, forfeited or expired | shares
Options cancelled, forfeited or expired weighted average exercise price | $ / shares
Options outstanding, ending | shares	59,900
Options outstanding weighted average exercise price, ending | $ / shares	$ 0.12
Weighted average remaining contractual term	3 years 3 months 25 days
Aggregate intrinsic value, ending | $	$ 1,311
Vested and exercisable | shares	59,900
Vested and exercisable weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining contractual term, vested and exercisable	3 years 3 months 25 days
Aggregate intrinsic value, vested and exercisable | $	$ 1,311